Investment properties (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Fair value at the beginning of the year	$ 2,117,756
Fair value at the end of the year	1,702,757	$ 2,117,756
Level 3 [Member] | Shopping Malls in Argentina [Member]
Statement [Line Items]
Fair value at the beginning of the year	657,251	678,686
Additions	8,894	10,072
Capitalized leasing costs	214	189
Amortization of capitalized leasing costs	(176)	(63)
Transfers	(7)	3,277
Disposals	0	0
Currency translation adjustment	0	0
Net gain / (loss) from fair value adjustment	(3,096)	(34,910)
Fair value at the end of the year	663,080	657,251
Level 2 [Member]
Statement [Line Items]
Fair value at the beginning of the year	1,460,505	1,670,436
Additions	4,459	12,324
Capitalized leasing costs	16	52
Amortization of capitalized leasing costs	(135)	(67)
Transfers	(27,415)	9,923
Disposals	50,247	84,419
Currency translation adjustment	(11)	(64)
Net gain / (loss) from fair value adjustment	(347,495)	(147,680)
Fair value at the end of the year	$ 1,039,677	$ 1,460,505